Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally has followed a predetermined schedule for granting equity awards and has not granted annual equity awards, including SSARs, in anticipation of the release of material nonpublic information (“MNPI”). Similarly, the Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. Consistent with our historical practice, in 2025, annual equity awards were granted to our NEOs on March 15, 2025, and no SSARs were granted to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed MNPI.

MNPI Disclosure Timed for Compensation Value	false